UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005


Check here if Amendment ( X ); Amendment Number: 1

This Amendment (Check only one.) :     ( X )  is a restatement.
                                       (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner      West Conshohocken, PA             10/4/08
(Signature)                    (City, State)               (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED
   HEREBY TO CORRECT THE FILER NUMBER/NAME.

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $ 55,921,249.00


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(1)     Mondrian Investment Partners Limited

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ITEM 1:             ITEM 2:  ITEM 3:  ITEM 4:      ITEM 5:        ITEM 6:                           ITEM 7:  ITEM 8:
NAME OF ISSUER    TITLE OF   CUSIP    FAIR MARKET  SHARES OR      INVESTMENT DISCRETION                      VOTING AUTH.
                  CLASS               VALUE        PRINCIPAL AMT. (A)SOLE (B)SHARED (C)SHARED  MANAGERS (A) SOLE (B) SHARED(C) NONE
                                                                                       OTHER
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.            COM  013817101 3,122,535.00 119,500.00                  X                   1     119,500.00
Alltel Corp.           COM  020039103 1,687,788.00  27,100.00                  X                   1      27,100.00
American Express Co.   COM  025816109 2,081,293.00  39,100.00                  X                   1      39,100.00
Anheuser-Busch         COM  035229103 3,051,525.00  66,700.00                  X                   1      66,700.00
Companies, Inc.
Banco Latinoamericano  CL E P16994132 1,215,215.00  67,700.00                  X                   1      67,700.00
de Exportaciones SA
Banco Santander Chile  SPON 05965X109   500,650.00  15,500.00                  X                   1      15,500.00
SA, Sponsored ADR      ADR
Bank of America Corp.  COM  060505104 2,307,866.00  50,600.00                  X                   1      50,600.00
Boeing Co.             COM  097023105 2,217,600.00  33,600.00                  X                   1      33,600.00
ChevronTexaco Corp.    COM  166764100 2,158,512.00  38,600.00                  X                   1      38,600.00
Chunghwa Telecom Co.   SPON 17133Q205   593,611.00  27,700.00                  X                   1      27,700.00
Ltd., Sponsored ADR    ADR
Citigroup, Inc.        COM  172967101 3,069,672.00  66,400.00                  X                   1      66,400.00
General Electric Co.   COM  369604103 3,378,375.00  97,500.00                  X                   1      97,500.00
International          COM  460146103 1,462,164.00  48,400.00                  X                   1      48,400.00
Paper Co.
JP Morgan Chase & Co.  COM  46625H100 1,808,384.00  51,200.00                  X                   1      51,200.00
MBNA Corp.             COM  55262L100 2,568,912.00  98,200.00                  X                   1      98,200.00
Mellon Financial       COM  58551A108 3,253,446.00 113,400.00                  X                   1     113,400.00
Corp.
Microsoft Corp.        COM  594918104 3,383,208.00 136,200.00                  X                   1     136,200.00
Morgan Stanley         COM  617446448 2,256,210.00  43,000.00                  X                   1      43,000.00
Oracle Corp.           COM  68389X105 1,648,680.00 124,900.00                  X                   1     124,900.00
Pacific Rim Mining     COM  694915208    20,650.00  35,000.00                  X                          35,000.00
Corp.
Pfizer, Inc.           COM  717081103 3,378,550.00 122,500.00                  X                   1     122,500.00
Viacom, Inc.,          CL B 925524308 3,086,728.00  96,400.00                  X                   1      96,400.00
Class B
Votorantim             SPON 92906P106 1,229,965.00 101,650.00                  X                   1     101,650.00
Celulose e Papel SA,   ADR
Sponsored ADR
Wal-Mart Stores, Inc.  COM  931142103 3,195,660.00  66,300.00                  X                   1      66,300.00
Wyeth Corp.            COM  983024100 3,244,050.00  72,900.00                  X                   1      72,900.00

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